OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

(in thousands of $)	2015	2014
Mark-to-market interest rate swaps valuation (see note 25)	1,881	3,617
Deferred tax asset (see notes 9)	10,393	6,439
Other long-term assets	4,479	5,227
	16,753	15,283

“Other long-term assets” consists of capitalized commission expenses and lease incentives incurred in connection with the NR Satu time charter amounting to $4.5 million and $5.2 million as of December 31, 2015 and 2014, respectively. These costs are amortized over the term of the NR Satu time charter. Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $0.7 million, $0.7 million, and $0.7 million respectively, which are recognized mainly under “Voyage and commission expenses” in the statement of operations.